Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Basic weighted average number of shares outstanding	453,893,000	453,460,000
Diluted weighted average number of shares outstanding	454,685,000	454,119,000
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	520,000	327,000
Restricted share units [member]
Earnings per share [line items]
Effect of dilutive securities	272,000	332,000